Dispositions and Discontinued Operations - Additional Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				1 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Inland barge	Mar. 31, 2012 Inland	Mar. 31, 2013 Domestic Liftboats	Mar. 31, 2012 Domestic Liftboats	May 31, 2013 Various Inland barge	Jul. 01, 2013 Various Domestic Liftboats	Mar. 31, 2013 Hercules 27 Inland	Dec. 31, 2012 Kingfish Domestic Liftboats liftboat
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of barges agreed to sell					11
Proceeds from sale of vessels and related assets					$ 45.0	$ 54.4	$ 5.0
Number Of Liftboats Transferred To International Liftboats								1
Number Of Cold Stacked Barges Transferred To Domestic Offshore	1
Interest expense allocated to discontinued operations	$ 0.8	$ 0.9	$ 0.6	$ 0.7